Net Income Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator (RMB in thousands):
Net income from continuing operations attributable to NetEase, Inc's shareholders	¥ 12,062,754	$ 1,848,699	¥ 13,274,997	¥ 8,291,089
Net (loss)/income from discontinued operations attributable to NetEase, Inc's shareholders | ¥			7,962,519	(2,138,682)
Net income attributable to NetEase, Inc.'s shareholders	¥ 12,062,754	$ 1,848,699	¥ 21,237,516	¥ 6,152,407
Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic (in shares)	3,305,448	3,305,448	3,220,473	3,235,324
Dilutive effect of restricted share units	44,311	44,311	29,499	19,365
Weighted average number of ordinary shares outstanding, diluted	3,349,759	3,349,759	3,249,972	3,254,689
Net income per share from continuing operations attributable to NetEase, Inc's shareholders, basic | (per share)	¥ 3.65	$ 0.56	¥ 4.12	¥ 2.56
Net (loss)/income per share from discontinued operations attributable to NetEase, Inc's shareholders, basic | ¥ / shares			2.47	(0.66)
Net income/(loss) per share, basic (in CNY and dollars per share) | (per share)	3.65	0.56	6.59	1.90
Net income per share from continuing operations attributable to NetEase, Inc's shareholders, diluted | (per share)	3.60	0.55	4.08	2.55
Net (loss)/income per share from discontinued operations attributable to NetEase, Inc's shareholders, diluted | ¥ / shares			2.45	(0.66)
Net income/(loss) per share, diluted (in CNY and dollars per share) | (per share)	¥ 3.60	$ 0.55	¥ 6.53	¥ 1.89
Anti-dilutive restricted share units excluded from the calculation of diluted net income per share	6,000	6,000	11,400	19,600